Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Operating revenues	$ 538,457	$ 511,667	$ 493,339
Operating revenues – Unigas Pool	48,504	55,012	50,043
Operating revenues – Luna Pool collaborative arrangements	0	0	7,355
Total operating revenues	586,961	566,679	550,737
Expenses
Brokerage commission	7,333	7,012	6,923
Voyage expenses	77,269	72,144	74,509
Voyage expenses – Luna Pool collaborative arrangements	0	0	5,561
Vessel operating expenses	191,290	175,034	170,952
Depreciation and amortization	134,497	132,725	129,202
General and administrative costs	36,353	36,580	31,213
Profit from sale of vessels	(25,206)	0	(4,797)
Total net operating expenses	421,536	423,495	413,563
Operating Income	165,425	143,184	137,174
Realized loss on non-designated derivative instruments	(1,228)	0	0
Unrealized loss on non-designated derivative instruments	(4,678)	(7,483)	(7,282)
Interest expense	(55,778)	(56,141)	(64,915)
Interest income	5,822	6,244	5,707
Write off of deferred financing costs	(266)	(829)	(171)
Unrealized foreign exchange gain/(loss)	(1,274)	(1,968)	17
Loss on repayment of senior and unsecured bonds	0	(1,456)	0
Net Other income	2,301	0	60
Income before taxes and share of result of equity method investments	110,324	81,551	70,590
Income taxes	(12,487)	(4,365)	(4,325)
Share of result of equity method investments	8,036	16,911	20,607
Net income	105,873	94,097	86,872
Net income attributable to non-controlling interest	(5,751)	(8,526)	(4,617)
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 100,122	$ 85,571	$ 82,255
Basic (in dollars per share)	$ 1.49	$ 1.20	$ 1.11
Diluted (in dollars per share)	$ 1.47	$ 1.19	$ 1.10
Weighted average number of shares outstanding in the period:
Basic (in shares)	67,333,263	71,149,671	74,096,284
Diluted (in shares)	68,036,773	71,838,034	74,607,449